Bonds and financing - Schedule of composition of interest and principal payments of bonds and financing (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021 [2]	Dec. 31, 2020
Bonds and financing
Payment of interest	R$ (92,500)	[1]	R$ (24,922)	R$ (49,404)
Payment of principal	(255,644)	[1]	(477,741)
Current Bonds with Related Parties [member]
Bonds and financing
Payment of interest	(33,921)	[1]	(24,873)
Payment of principal	(254,885)	[1]	(477,564)
Current Bonds
Bonds and financing
Payment of interest	(58,425)	[1]	0
Payment of principal	R$ 0	[1]	0
Current Bonds | SSED21 – 6th. SOMOS – 2nd. Série
Bonds and financing
Payments	02/15/2022 and 08/11/2022
Payment of interest	R$ (10,792)
Payment of principal	R$ (50,885)
Current Bonds | SEDU21 – 7th. SOMOS 2nd. Série
Bonds and financing
Payments	02/15/2022 and 08/11/2022
Payment of interest	R$ (23,129)
Payment of principal	R$ (204,000)
Current Bonds | GAGL11 - Somos Sistemas
Bonds and financing
Payments	02/07/2022 and 08/05/2022
Payment of interest	R$ (58,425)
Payment of principal	R$ 0
Current Financing [member]
Bonds and financing
Payments	06/22/2022
Payment of interest	R$ (154)	[1]	(49)
Payment of principal	R$ (759)	[1]	R$ (177)

[1]	We present below the composition of interest and principal payments considering the issues made:
[2]	On March 15, 2021, the Company, substantially settled bonds with related parties amounting to R$ 100,000 and R$ 1,488, in principal and interest, respectively as follows: 5th Issuance, 1st series – R$ 101,488. In addition, the Company settled only interest on the following bonds: 5th Issuance, 2nd series – R$ 1,451, 6th Issuance, 2nd series – R$ 3,613 and 7th Issuance, single series – R$ 5,663. This measure is part of a commitment with shareholders as a result of the IPO. On May 31, 2021, the Company partially settled bonds with related parties amounting to R$ 188,000, of principal of the 7th issuance single series. On August 6, 2021, the Company settled the remaining 7th issuance with related parties in the amounts of R$189,564 and R$5,871, as principal and interest. In addition, the Company settled only interest on the following bonds: 5th Issuance, 2nd series – R$ 2,029 and 6th Issuance, 2nd series – R$ 4,758. Regarding the financing with Banco de Desenvolvimento de Minas Gerais SA - BDMG, the Company pays monthly the amount of R$ 15 and R$ 4, respectively, of principal and interest, totaling on December 31, 2021 an amount of R$177 and R$49, respectively, of principal and interest.